RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
Schedule of recoverable taxes

	Note	12.31.21	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.22
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,886,027	768,497	(216,040)	(192,244)	242	(27,025)	2,219,457
(-) Impairment		(137,854)	(28,214)	23,332	16,507	-	-	(126,229)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,685,276	649,054	(880,317)	-	134,561	-	2,588,574
(-) Impairment		(14,228)	-	-	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		929,645	18,700	(8,388)	-	76,416	-	1,016,373
(-) Impairment		(1,984)	-	1,984	-	-	-	-
INSS
Recoverable INSS		318,138	46,537	(20,154)	-	21,715	-	366,236
Other
Other recoverable taxes		92,216	22,767	(7,265)	-	-	(135)	107,583
(-) Impairment		(1,007)	(575)	33	-	-	-	(1,549)
		5,756,229	1,476,766	(1,106,815)	(175,737)	232,934	(27,160)	6,156,217

Current		976,133						1,229,272
Non-current		4,780,096						4,926,945

		12.31.21	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.22
Income taxes	9.4
Recoverable income taxes		294,050	203,796	(55,895)	-	3,280	(10,839)	434,392
(-) Impairment		(15,933)	36	-	-	-	-	(15,897)
		278,117	203,832	(55,895)	-	3,280	(10,839)	418,495

Current		71,762						173,596
Non-current		206,355						244,899
(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.

	Note	12.31.20	Business combination	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,568,975	6,479	668,918	(185,750)	(160,278)	239	(12,556)	1,886,027
(-) Impairment		(154,721)	-	(30,661)	29,133	18,395	-	-	(137,854)
PIS and COFINS	9.2
Recoverable PIS and COFINS		3,168,099	34,259	471,560	(1,065,504)	-	76,862	-	2,685,276
(-) Impairment		(14,228)	-	-	-	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		808,528	1,109	7,392	(2,363)	-	114,979	-	929,645
(-) Impairment		(1,984)	-	-	-	-	-	-	(1,984)
INSS
Recoverable INSS		341,825	12	36,829	(66,810)	-	6,282	-	318,138
(-) Impairment		(102)	-	102	-	-	-	-	-
Other
Other recoverable taxes		52,889	3,995	39,427	(4,057)	-	-	(38)	92,216
(-) Impairment		(1,963)	-	99	857	-	-	-	(1,007)
Total		5,767,318	45,854	1,193,666	(1,294,494)	(141,883)	198,362	(12,594)	5,756,229

Current		899,120							976,133
Non-current		4,868,198							4,780,096

	Note	12.31.20	Business combination	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
Income taxes	9.4
Recoverable income taxes		107,728	922	246,162	(60,058)	-	18	(722)	294,050
(-) Impairment		(9,029)	-	(6,904)	-	-	-	-	(15,933)
Total		98,699	922	239,258	(60,058)	-	18	(722)	278,117

Current		43,840							71,762
Non-current		54,859							206,355